Supplemental Disclosures (Tables)	3 Months Ended
Mar. 31, 2013
Supplemental Disclosures [Abstract]
Schedule Of Income Tax Benefit
(In thousands)	Three Months Ended March 31,
	2013	2012
Current tax benefit (expense)	$(10,666)	$58,960
Deferred tax benefit	106,991	98,438
Income tax benefit	$96,325	$157,398

Schedule Of Cash Paid For Interest And Income Taxes
(In thousands)	Three Months Ended March 31,
	2013	2012
Interest	$385,238	$412,460
Income taxes	13,175	18,935